Summary of Reconciliation of Disaggregated Revenue by Primary Geographical Market (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 1,541,189	$ 1,321,224
Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,396,492	1,173,930
Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	150,760	154,146
Inter- Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(6,063)	(6,852)
Canada [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	558,746	562,250
Canada [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	426,475	429,119
Canada [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	138,030	139,113
Canada [Member] | Inter- Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(5,759)	(5,982)
United States [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	791,312	568,573
United States [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	778,886	554,410
United States [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	12,730	15,033
United States [Member] | Inter- Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(304)	(870)
International [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	191,131	190,401
International [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 191,131	$ 190,401